American Trust Allegiance Fund
Schedule of Investments
at November 30, 2020 (Unaudited)

Shares	COMMON STOCKS: 92.57%	Value
	Administrative Support and Services: 4.02%
4,485	PayPal Holdings, Inc.*	$960,328

	Apparel Manufacturing: 2.14%
6,140	VF Corp.	512,076

	Broadcasting (except Internet): 3.01%
14,330	Comcast Corp. - Class A	719,939

	Chemical Manufacturing: 1.76%
42,000	Cameco Corp.#	420,840

	Computer and Electronic Product Manufacturing: 10.84%
6,580	Apple, Inc.	783,349
1,730	Northrop Grumman Corp.	522,910
3,845	NXP Semiconductors N.V.#	609,125
7,240	Sony Corp. - ADR	675,420
		2,590,804

	Construction of Buildings: 3.10%
9,770	Lennar Corp. - Class A	741,152

	Crude Petroleum Extraction: 1.73%
10,440	ConocoPhillips	413,006

	Food Manufacturing: 6.81%
9,510	Archer-Daniels-Midland Co.	473,313
7,420	Kellogg Corp.	474,212
11,825	Mondelez International, Inc. - Class A	679,346
		1,626,871

	Food Services and Drinking Places: 1.39%
67,386	Arcos Dorados Holdings, Inc - Class A#	332,213

	General Merchandise Stores: 5.52%
12,230	BJ's Wholesale Club Holdings, Inc.*	501,308
4,560	Target Corp.	818,657
		1,319,965

	Household and Personal Products: 3.20%
22,000	Edgewell Personal Care Co.*	764,500

	Insurance Carriers and Related Activities: 6.39%
10,920	AIA Group Ltd. - ADR	478,296
4,580	Berkshire Hathaway, Inc. - Class B*	1,048,408
		1,526,704

	Machinery Manufacturing: 3.20%
1,690	Lam Research Corp.	764,995

	Mining (except Oil and Gas): 1.40%
30,100	Compania de Minas Buenaventura SAA - ADR*	334,110

	Miscellaneous Manufacturing: 8.62%
10,045	Hasbro, Inc.	934,486
15,855	Nintendo Co., Ltd. - ADR	1,124,912
		2,059,398

	Oil and Gas Extraction: 2.97%
12,500	Cheniere Energy, Inc.*	708,625

	Other Information Services: 2.76%
2,380	Facebook, Inc. - Class A*	659,189

	Professional, Scientific, and Technical Services: 4.53%
6,865	Jacobs Engineering Group, Inc.	740,322
10,530	Parsons Corp.*	344,331
		1,084,653

	Publishing Industries (except Internet): 5.99%
6,085	Citrix Systems, Inc.	754,053
3,160	Microsoft Corp.	676,461
		1,430,514

	Real Estate: 3.34%
114,765	CapitaLand Ltd. - ADR	537,100
4,286	CBRE Group, Inc. - Class A*	262,046
		799,146

	Securities, Commodity Contracts, and Other Finance: 3.33%
21,005	KKR & Co., Inc.	796,720

	Telecommunications: 1.51%
24,200	America Movil SAB de CV - Class L - ADR	360,338

	Utilities: 5.01%
16,000	Exelon Corp.	657,120
16,500	NRG Energy, Inc.	540,375
		1,197,495
	TOTAL COMMON STOCKS (Cost $15,700,131)	22,123,581

	REITs: 3.98%
	Real Estate: 1.14%
2,785	Boston Properties, Inc.	273,376

	Warehousing and Storage: 2.84%
24,675	Iron Mountain, Inc.	678,562
	TOTAL REITs (Cost $1,215,357)	951,938

	Money Market Fund: 3.53%
842,710	Fidelity Investments Money Market Government Portfolio - Class I, 0.01%†	842,710
	TOTAL MONEY MARKET FUND (Cost $842,710)	842,710
	Total Investments in Securities (Cost $17,758,198): 100.08%	23,918,229
	Liabilities in Excess of Other Assets: (0.08)%	(19,893)
	Net Assets: 100.00%	$23,898,336

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield as of November 30, 2020.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

American Trust Allegiance Fund
Summary of Fair Value Disclosure at November 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2020:

American Trust Allegiance Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Accommodation and Food Services	$332,213	$-	$-	$332,213
Administrative Support and Waste Management	960,328	-	-	960,328
Construction	741,152	-	-	741,152
Finance and Insurance	1,526,704	-	-	1,526,704
Information	2,809,642	-	-	2,809,642
Management of Companies and Enterprises	360,338	-	-	360,338
Manufacturing	8,318,645	-	-	8,318,645
Mining	1,167,956	-	-	1,167,956
Professional, Scientific, and Technical Services	1,084,653	-	-	1,084,653
Real Estate, Rental, and Leasing	799,146	-	-	799,146
Retail Trade	2,116,684	-	-	2,116,684
Utilities	1,906,120	-	-	1,906,120
Total Common Stocks	22,123,581	-	-	22,123,581
REITs	951,938	-	-	951,938
Money Market Fund	842,710	-	-	842,710
Total Investments in Securities	$23,918,229	$-	$-	$23,918,229

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.